NOTE 7 - CONVERTIBLE DEBT: Schedule of Convertible Debt 2 (Tables)	Dec. 31, 2022
Tables/Schedules
Schedule of Convertible Debt 2
Payee	Number of options valued	Value of Convertible Option
Unsecured Convertible debt #1	456,410	$ 8,037
Unsecured Convertible debt #2	2,210,691	$ 38,172
Unsecured Convertible debt #3	4,304,000	$ 55,802